November 21, 2013

FILED VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Williamsburg Investment Trust
811-05685; 33-25301

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting and Proxy Statement, and Proxy Card to be furnished to shareholders of Williamsburg Investment Trust, in connection with a Special Meeting of Shareholders scheduled to be held on February 11, 2014.

If you have any questions or comments concerning this filing, please telephone Betsy Santen at (513) 346-4181.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450
www.ultimusfundsolutions.com